Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on February 22, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

Pre-Effective Amendment No. ____ [ ]

Post-Effective Amendment No. 156 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 157 [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention: Andrew Rogers

(Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 513-241-4771 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

(x)	immediately upon filing pursuant to paragraph (b).
()	on (date) pursuant to paragraph (b).
()	60 days after filing pursuant to paragraph (a)(1).
( )	on (date) pursuant to paragraph (a)(1).
()	75 days after filing pursuant to paragraph (a)(2).
( )	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JNF PORTFOLIOS

PROSPECTUS

February 22, 2016

JNF Exceed Defined Shield Index Portfolio

1-866-667-0564

Advised by:

JNF Advisors, Inc.

10350 Ormsby Park Place

Louisville, Kentucky 40223

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY: JNF Exceed Defined Shield Index Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Primary Sub-Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealer and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolio/Adviser
Investment Objectives
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Primary Sub-Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
When Order is Processed
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY – JNF Exceed Defined Shield Index Portfolio

Investment Objective: The JNF Exceed Defined Shield Index Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.

Fees and Expenses of the Portfolio: The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.67%
Acquired Fund Fees and Expenses (1)	0.03%
Total Annual Portfolio Operating Expenses	2.45%
Fee Waiver and/or Expense Reimbursement (2)	(1.42)%
Total Annual Portfolio Operating Expenses After Fee Waiver	1.03%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

(2) The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2017 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser))) will not exceed 1.00% of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio (within the three years after the fees have been waived or reimbursed) to the extent such recoupment can be achieved within the expense limits existing at the time of the waiver and at the time of the repayment. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$105	$628	$1,177	$2,678

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio seeks to meet its investment objective by tracking, before fees and expenses, the NASDAQ Exceed Structured Protection Index (the “EXPROT Index”). The EXPROT Index seeks to track the S&P 500 Index (“S&P 500”) while reducing volatility relative to the S&P 500 by mitigating losses when the S&P 500 declines by more than 12.5% while limiting gains when the S&P 500 increases by more than 15%.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds (“ETFs”) that track the S&P 500 (e.g. “SPDRs”). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek, without guarantee, to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The call options in the EXPROT Index seek to capture gains of the S&P 500 up to approximately 15% on an annualized basis. In seeking to track the options portion of the EXPROT Index, the Portfolio will buy and sell options on SPDRs that collectively are intended to prevent the Portfolio from participating in increases in the S&P 500 above approximately 15% and decreases in the S&P 500 below approximately 12.5%. Thus, the maximum return on an investment in the Portfolio is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the maximum return will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The Portfolio buys and sells put options on SPDRs. The Portfolio’s purchases and sales of put options result in put spreads that are intended to permit the Portfolio to fully participate in losses up to 12.5% during the terms of the put spreads, while aiming to limit losses beyond 12.5% when the S&P 500 declines by more than 12.5% during the terms of the put spreads. There is no assurance that the Portfolio’s losses will be limited to 12.5%.

The Portfolio buys and sells call options on SPDRs. The Portfolio’s purchases and sales of call options result in call spreads intended to allow the Portfolio to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

The Portfolio uses a representative sampling strategy to select investments in the fixed-income securities of the EXPROT Index, which in the aggregate exhibit similar yield, duration, credit quality, and maturity characteristics as the fixed-income securities in the EXPROT Index, or ETFs intended to exhibit similar characteristics. These ETFs may also invest in securities not included in the EXPROT Index. The fixed-income securities in the EXPROT Index are investment grade securities, rated BBB- or higher by Standard and Poor's Rating Group or a similar rating agency.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the components (directly or indirectly through the use of ETFs) of the EXPROT Index. Under normal circumstances, the Portfolio may invest up to 20% of its assets in instruments outside of the EXPROT Index, including ETFs that provide exposure to fixed-income securities dissimilar to those found in the EXPROT Index. The Portfolio is non-diversified.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

•         Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio either directly or through an ETF, resulting in losses to the Portfolio. The Portfolio may invest without restriction to issuer, maturity, or duration of individual securities. The credit quality of the fixed income securities in which the Portfolio invests generally will be similar to the investment grade credit quality of the fixed income securities in which the EXPROT Index invests. Investment grade securities are those that are rated BBB- or higher by Standard and Poor's Rating Group or a similar rating agency. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security.

•	Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.
•	Equity Risk: The Portfolio does not directly invest in equity securities as a principal investment strategy, but is indirectly exposed to equity risk through its investment in options on the S&P 500 Index, an index comprised of equities. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•         ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

•         Fixed Income and Interest Rate Risk: When the Portfolio invests in ETFs that own debt securities, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level will have uncertain impacts on U.S. interest rates and fixed income market volatility. Your investment will decline in value if the value of the Portfolio's investments decreases.

•         Index Risk: The Portfolio invests in securities intended to track the EXPROT Index, which is intended to track the S&P 500 Index. As a result, the Portfolio will be subject to certain risks which are unique to the S&P 500 Index.

•         Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•         Leverage Risk: The use of leverage by the Portfolio, such as borrowing money to purchase securities or the use of options, will cause the Portfolio to incur additional expenses and magnify the Portfolio's gains or losses.

•         Liquidity Risk: Although it is anticipated that the derivatives traded by the Portfolio will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Portfolio from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

•         Management Risk: Investment decisions about individual securities impact the Portfolio's ability to achieve its investment objective. The Adviser's and Sub-Advisers’ judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the investment strategy will produce the desired results.

•         Market Risk: Overall stock market risks may affect the value of individual securities, in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

•         Non-Diversification Risk: As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The value of Portfolio shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•         Options Risk: Because option premiums paid or received by the Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The Portfolio may incur higher-than-expected transaction costs when option liquidity is relatively low. The Fund may not be able to predict whether a written option will be exercised. This risk is highest when the market price of an underlying asset, such as a SPDR, is close to the option’s exercise price on expiration day (referred to as “pin risk” by option industry participants). A small price movement may trigger exercise and force the Fund to deliver a SPDR against a written call option or accept delivery of a SPDR against a written put option. This risk makes management of the Fund’s net stock market exposure difficult to manage. When the Portfolio purchases options, it risks the loss of the cash paid for the options if the options expire unexercised.

•         Tracking Risk: Investment in the Portfolio should be made with the understanding that the Portfolio will not be able to replicate exactly the performance of the EXPROT Index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities held and the operating expenses of the Portfolio. The use of a sampling strategy to select fixed-income securities may cause Portfolio returns to lag those of a replication strategy, which would include all fixed-income securities in the EXPROT Index.

Performance: The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF SSGA Retirement Income Portfolio”) by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

Exceed Advisory LLC and First Principles Capital Management, LLC became the Portfolio’s sub-advisers in February 2016. Effective with the change in sub-advisers, the Portfolio’s investment strategy changed. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Best Quarter:	1st Quarter 2015	1.98%
Worst Quarter:	3rd Quarter 2015	(4.60)%

Performance Table

Average Annual Total Returns

(For year ended December 31, 2015)

	One Year	Since Inception of the Portfolio (1)
Total Return	(5.01)%	0.43%
S&P 500 Total Return Index (2)	1.38%	7.06%
(1)	The inception date of the JNF Exceed Defined Shield Index Portfolio is March 5, 2014.
(2)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.

Investment Adviser: JNF Advisors, Inc. is the Portfolio’s investment adviser.

Primary Sub-Adviser: Exceed Advisory LLC is the primary investment Sub-Adviser to the Portfolio. Joseph Halpern is the Primary Sub-Advisory Portfolio Manager, and has served in that capacity for the Portfolio since February 2016.

Sub-Adviser: First Principles Capital Management, LLC is the investment Sub-Adviser to the Portfolio. Mark G. Alexandridis is the Sub-Advisory Portfolio Manager, and has served in that capacity for the Portfolio since February 2016.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not purchase or own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. Shares of the Portfolio may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio’s intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES
AND RELATED RISKS

General Information about the Portfolio/Adviser

This Prospectus describes the JNF Exceed Defined Shield Index Portfolio (the “Defined Shield Index Portfolio “ or the "Portfolio"), a series of Northern Lights Variable Trust, a Delaware statutory trust (the "Trust"). JNF Advisors, Inc. (the "Adviser") serves as the Portfolio's investment adviser. Exceed Advisory LLC ("Primary Sub-Adviser") serves as primary sub-adviser to the Portfolio and First Principles Capital Management, LLC (“Sub-Adviser”) (together with the Primary Sub-Adviser, the “Sub-Advisers”) serves as sub-adviser to the Portfolio. The Portfolio is intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser's affiliate, Jefferson National Life Insurance Company or Jefferson National Life Insurance Company of New York (as applicable, "Jefferson National" or "Participating Insurance Company").

The Trust has received an exemptive order from the SEC ("Exemptive Order") that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio's investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Trust's Board of Trustees (the "Board") and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio, such as the Portfolio, to sell its securities at disadvantageous prices which could cause a decrease in the portfolio's NAV.

Individual variable annuity contract holders and flexible premium variable life insurance policy holders are not "shareholders" of the Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policy holders. Shares of the Portfolio are not offered directly to the general public.

The Portfolio has its own distinct investment objective, strategies and risks. The Adviser, under the supervision of the Board, is responsible for constructing and monitoring the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Portfolio, rather than simply employing a single firm to manage the assets of the Portfolio. This approach is intended to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisers with complementary investment approaches. The Adviser monitors the Sub-Advisers for adherence to the respective Portfolio's specific investment objective, policies and strategies. On October 29, 2007, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the "Act") granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act. Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

INVESTMENT OBJECTIVES

Portfolio	Investment Objective
JNF Exceed Defined Shield Index Portfolio	To provide total return, while attempting to reduce portfolio volatility over a full market cycle

The Portfolio's investment objective is a non-fundamental policy and may be changed upon 60 days' written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

JNF Exceed Defined Shield Index Portfolio

The JNF Exceed Defined Shield Index Portfolio (the “Portfolio”) seeks to meet its investment objective by tracking, before fees and expenses, the NASDAQ Exceed Structured Protection Index (the “EXPROT Index”).

The EXPROT Index seeks to track the S&P 500 Index (“S&P 500”) while reducing volatility relative to the S&P 500 by mitigating losses when the S&P 500 declines by more than 12.5% while limiting gains when the S&P 500 increases by more than 15%.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds (“ETFs”) that track the S&P 500 (e.g. “SPDRs”). Exceed initially developed the EXPROT Index, continues to maintain it, and retains the ability to modify it. In the event that Exceed modifies the EXPROT Index, the Portfolio will continue to seek to track the Index. No licensing fees are paid to Exceed for the Portfolio’s use of the EXPROT Index, and the Registrant believes that Exceed’s involvement with the EXPROT Index does not create any conflicts of interest.

The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek, without guarantee, to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The call options in the EXPROT Index seek to capture gains of the S&P 500 up to approximately 15% on an annualized basis. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In seeking to track the options portion of the EXPROT Index, the Portfolio will buy and sell options on SPDRs that collectively are intended to prevent the Portfolio from participating in increases in the S&P 500 above approximately 15% and decreases in the S&P 500 below approximately 12.5%. Thus, the maximum return on an investment in the Portfolio is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the maximum return will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. A portion of the put and call options in the EXPROT Index is replaced approximately every quarter. By replacing certain options quarterly, the EXPROT Index’s various options expire at different times and at different strike prices, thereby reducing volatility. The EXPROT Index is also reconstituted monthly, replacing any fixed-income securities with less than one month in duration or any that have declined below investment grade. By virtue of the fact that Exceed maintains the EXPROT Index, the Portfolio is able to identify the constituent portions of the EXPROT Index for tracking purposes.

The Portfolio buys and sells put options on SPDRs. The Portfolio’s purchases and sales of put options result in put spreads which are intended to permit the Portfolio to participate in losses of up to approximately 12.5% during the terms of the put spreads, while aiming to limit losses beyond 12.5% when the S&P 500 declines by more than 12.5% during the terms of the put spreads. There is no assurance that the Portfolio’s losses will be limited to 12.5%.

The Portfolio buys and sells call options on SPDRs. The Portfolio’s purchases and sales of call options result in call spreads intended to allow the Portfolio to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

The Portfolio uses a representative sampling strategy to select investments in the fixed-income securities of the EXPROT Index, which in the aggregate exhibit similar yield, duration, credit quality, and maturity characteristics as the fixed-income securities in the EXPROT Index, or ETFs intended to exhibit similar characteristics. These ETFs may also invest in securities not included in the EXPROT Index. The fixed-income securities in the EXPROT Index are investment grade securities, rated BBB- or higher by Standard and Poor's Rating Group or a similar rating agency.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the components (directly or indirectly through the use of ETFs) of the “EXPROT Index. Under normal circumstances, the Portfolio may invest up to 20% of its assets in instruments outside of the EXPROT Index, including ETFs that provide exposure to fixed income securities dissimilar to those found in, the EXPROT Index. The Portfolio is non-diversified.

Additional Information About the Underlying Indexes

The NASDAQ OMX Group, Inc. (“NASDAQ OMX”) and Exceed Investments, Inc. (“Exceed Investments”) (together with NASDAQ OMX, the “Index Providers”) have entered into an agreement (the “Licensing Agreement”) to design and operate a co-branded family of indexes, the NASDAQ Exceed Structured Indexes. The Adviser has entered into a sublicense agreement with Exceed Investments to use the NASDAQ Exceed Structured Indexes by which terms the NASDAQ Exceed Structured Indexes are usable by the Portfolio so long as the Adviser serves the Portfolio. Additional information about the NASDAQ Exceed Structured Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.exceedinvestments.com/indexes.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective. The Portfolio's share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolio. Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Portfolio's Portfolio Summary section of its Prospectus.

•                     Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio, resulting in losses to the Portfolio. The Portfolio may invest without restriction to issuer, maturity, or duration of individual securities. The credit quality of the fixed income securities in which the Portfolio invests generally will be similar to the investment grade credit quality of the fixed income securities in which the EXPROT Index invests. Investment grade securities are those that are rated BBB- or higher by Standard and Poor's Rating Group or a similar rating agency. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

•                     Derivatives Risk: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index. The Portfolio will invest in options. Options involve the payment or receipt of a premium by an investor and the corresponding right or obligation to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Portfolio's losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to credit risk because the Portfolio could lose money when a contracting party is unable to meet its contractual obligations in a timely manner or negative perceptions of a contracting party's ability to meet its obligations cause the derivative to decline in value.

•                     Equity Risk: The Portfolio does not directly invest in equity securities as a principal investment strategy, but is indirectly exposed to equity risk through its investment in options on the S&P 500 Index, an index comprised of equities. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•                     ETF Investment Risk: The Portfolio invests in ETFs. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio's direct fees and expenses. Additional risks of investing in ETFs are described below:

o        ETF Strategies: Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

o        Tracking Risk: Investment in the Portfolio should be made with the understanding that index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, index-based ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

o        Risk Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

o        Alternative Assets Risk: The Portfolio's investments in ETFs in the "Alternative Asset" market segment may be more volatile than other Portfolio investments. The “Alternative Asset” market segment refers to investments that are historically not highly correlated to either equity or fixed income investments. The risks and volatility of commodity ETFs are linked to the economic and other risks that are specific to the commodity in which the ETF invests. REIT ETFs are subject to the risks inherent in real estate investing, such as property value fluctuations.

o        Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Portfolio may invest in ETFs that cause the Portfolio to be exposed to some degree to the risks associated with foreign markets. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o        Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o        Additional ETF and Underlying Fund Risk: The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Portfolio may prevent the Portfolio from allocating its investments in the manner the Sub-Advisers consider optimal. The Portfolio intends to purchase ETFs and other investment companies ("Underlying Funds") that are either no-load or waive the sales load for purchases made by the Portfolio. The Portfolio will not purchase Underlying Funds that charge a sales load upon redemption, but the Portfolio may purchase Underlying Funds that have an early redemption fee. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Portfolio.

•                     Fixed Income and Interest Rate Risk: When the Portfolio invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the respective Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Portfolio. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments. Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to support the U.S. economic recovery by keeping the federal funds rate at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market. If the Federal Reserve raises the federal funds rate, interest rates across the U.S. financial system may rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline.

•                     Index Risk: The Portfolio invests in securities intended to track the EXPROT Index, which is intended to track the S&P 500 Index. As a result, the Portfolio will be subject to certain risks which are unique to the S&P 500 Index. The S&P 500 Index is made up primarily of large-capitalization companies. The securities in which the Portfolio invests are subject to the same risks that the S&P 500 Index is subject to. This includes investment style risk, which is the chance that returns from large-capitalization stocks tend to be less volatile than small- and mid-capitalization stocks, but more volatile than other investment choices. Specific types of stocks tend to go through cycles of doing better – or worse – than the stock market in general. These periods have, in the past, lasted for as long as several years.

•                     Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•                     Management Risk: The share price of the Portfolio changes daily based on the performance of the individual securities in which it invests. Investment decisions about individual securities and derivatives impact the Portfolio's ability to achieve its investment objective. The Adviser’s and Sub-Advisers’ objective judgments, based on its investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the investment strategy will produce the desired results.

•                     Leverage Risk. Use of leverage, such as borrowing money to purchase securities or the use of options, can amplify the effects of market volatility on the Portfolio's share price and make the Portfolio's returns more volatile. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage also may cause the Portfolio to have higher expenses than those of mutual funds that do not use leverage.

•                     Liquidity Risk: Although it is anticipated that the derivatives traded by the Portfolio will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Portfolio from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

•                     Market Risk: The net asset value of the Portfolio will fluctuate based on changes in the value of the individual securities in which the Portfolio invests. The Portfolio may invest in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

•                     Non-Diversification Risk: As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The Portfolio may also invest in ETFs that are non-diversified. Because a relatively high percentage of the assets of the Portfolio may be invested in the securities of a limited number of issuers, the value of shares of the Portfolio may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Portfolio.

•                     Options Risk: Because option premiums paid or received by the Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The Portfolio may incur higher-than-expected transaction costs when option liquidity is relatively low. When the Portfolio purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. The Fund may not be able to predict whether a written option will be exercised. This risk is highest when the market price of an underlying asset, such as a SPDR, is close to the option’s exercise price on expiration day (referred to as “pin risk” by option industry participants). A small price movement may trigger exercise and force the Fund to deliver a SPDR against a written call option or accept delivery of a SPDR against a written put option. This may be a serious risk because a SPDR may close at or very near the strike price upon expiration and the option holder could decide to exercise the option and the Fund would be required to make or take delivery (i.e., be assigned to the position). For example, the purchaser of a $200 strike price call option may wish to exercise the option to buy the SPDR if it closes at this price at expiration. The Fund may be unexpectedly required purchase and deliver a SPDR to the option holder. This risk makes management of the Fund’s net stock market exposure difficult to manage.

•                     Tracking Risk: Investment in the Portfolio should be made with the understanding that the Portfolio will not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. Certain securities comprising the indices tracked by the Portfolio may, from time to time, temporarily be unavailable, which may further impede the Portfolio’s ability to track its index. The use of a sampling strategy to select fixed-income securities may cause Portfolio returns to lag those of a replication strategy, which would include all fixed-income securities in the EXPROT Index.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Defined Shield Index Portfolio may invest 100% of its total assets, without limitation, in short-term debt securities and money market instruments. The Portfolio may be invested in these instruments for extended periods, depending on the relevant sub-adviser's assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. While the Portfolio is in a defensive position, the Portfolio may not achieve its investment objective. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro- rata portion of such money market funds' advisory and operational fees. The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information.

MANAGEMENT

Investment Adviser: JNF Advisors, Inc. located at 10350 Ormsby Park Place, Louisville, Kentucky 40223, serves as investment adviser to the Portfolio. The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, which sells variable products that offer the Portfolio. As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.50% of the average daily net assets of Defined Shield Index Portfolio (prior to any contractual fee waivers). For the fiscal year ended December 31, 2015, the Defined Shield Index Portfolio paid investment advisory fees to the Adviser in an amount equal to 0.00% of the average daily net assets of the Portfolio after any contractual fee waivers.

Subject to the authority of the Board of Trustees, the Adviser is responsible for, among other things, supervising the operations of the Portfolio and evaluating the abilities and performance of other money management firms to identify appropriate sub-advisers. After a sub-adviser is selected, the Adviser continuously supervises and monitors its performance and periodically recommends to the Board of Trustees which sub-advisers should be retained or released. The Adviser was established in 2007. As of December 31, 2015, the Adviser managed approximately $107.6 million in mutual funds, and asset allocation models that are offered in variable annuities and flexible premium variable life insurance policies. A discussion regarding the basis for the Board of Trustees' most recent renewal of the advisory agreement between the Adviser and the Trust, on behalf of the Portfolio is available in the Portfolio’s Annual Report to Shareholders dated June 30, 2014. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement between the Adviser and the Primary Sub-Adviser and the sub-advisory agreement between the Adviser, Primary Sub-Adviser, and Sub-Adviser will be available in the Portfolio’s next Annual Report to Shareholders.

Primary Sub-Adviser: The Adviser has engaged a primary sub-adviser to provide the day-to-day management for the Portfolio. The Adviser is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement with the Primary Sub-Adviser, the agreement can be terminated by the Adviser, the Primary Sub-Adviser or the Board.

The Portfolio’s primary investment sub-adviser is Exceed Advisory LLC, 28 West 44 Street, 16th Floor, New York, NY 10036. The Primary Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Primary Sub-Adviser registered in 2014 and managed approximately $10.7 million as of December 31, 2015. The Adviser and Primary Sub-Adviser retain overall supervisory responsibility of the general management and investment of each Fund’s assets.

Sub-Adviser: The Adviser and Primary Sub-Adviser have engaged a sub-adviser to provide the day-to-day management of the fixed income portfolio of the Portfolio once the Portfolio has achieved significant scale. The Adviser is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of the sub-advisory agreement with the Sub-Adviser, the agreement can be terminated by the Adviser, the Sub-Adviser or the Board.

The Portfolio’s Sub-Adviser, First Principles Capital Management, LLC, 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. First Principles Capital Management, LLC is generally responsible for the investment management of the fixed-income securities portfolio of the Portfolio, subject to index constraints and oversight provided by the Adviser and Primary Sub-Adviser.

The Adviser, not the Portfolio, has agreed to pay an annual fee to the Primary Sub-Adviser equal to 0.35% of the average daily net assets of the Portfolio up to $60 million and 0.40% of the average daily net assets of the Portfolio above $60 million. The Primary Sub-Adviser, not the Portfolio, has agreed to pay an annual fee to the Sub-Adviser equal to 0.15% of the average daily net assets of the Portfolio up to $100,000,000, 0.09% of the average daily net assets of the Portfolio above $100,000,000 but less than $500,000,000, and 0.06% of the average daily net assets of the Portfolio above $500,000,000.

The Adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2017, so that the Portfolio's total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) do not exceed 1.00% for the JNF Exceed Defined Shield Index Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio (within the three years after the fees have been waived or reimbursed) to the extent such recoupment can be achieved within the expense limits existing at the time of the waiver and at the time of the repayment. Fee waiver and reimbursement arrangements can decrease the Portfolio's expenses and boost its performance.

In addition to investment advisory fees, the Portfolio pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Portfolio Manager Biographies

Joseph Halpern founded Exceed Investments, LLC in 2013 to offer structured investments. Prior to founding Exceed Investments, LLC, Mr. Halpern was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he managed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products. Prior to joining Lamco, Mr. Halpern was Director on the Equity Derivatives Trading desk of ING Financial Markets, a global financial institution, where he worked from 2007 to 2010. Prior to joining ING, Mr. Halpern was SVP of Strategy and Risk for Kellogg Capital Group’s derivatives division. From 2002 to 2006, Mr. Halpern was a partner at Halpern Capital, a boutique investment bank focusing on investment banking and trading services in addition to providing independent research to institutional clients. From 1996 to 2002, Mr. Halpern was at Letco Specialists, since acquired by TD Securities, where he began his career as a derivatives trader and became the youngest partner.

Mark G. Alexandridis is Chief Investment Officer at First Principles Capital Management, LLC (“FPCM”) and has over 27 years experience in managing structured and credit related assets, including trading of securities and derivatives. Mr. Alexandridis joined FPCM in 2005, with responsibilities for domestic credit and global sovereign portfolios and risk. Prior to joining FPCM, Mr. Alexandridis was a Managing Director at BNP Paribas (“BNP”), where he was responsible for managing the firm’s Flow, Structured, and Proprietary Credit Trading businesses and was a member of the Fixed Income Management Committee in the Americas. Mr. Alexandridis was also a Managing Director at General Re Financial Products (“GRFP”), where he was in charge of building and managing the Structured Credit Trading business prior to joining BNP. Prior to joining GRFP, Mr. Alexandridis was a Managing Director at J.P. Morgan, where he held a variety of senior derivative trading positions. Mr. Alexandridis earned a Bachelor of Science and an M.S. from Massachusetts Institute of Technology in Civil Engineering, as well as an M.S. from Carnegie Mellon University in Operations Research.

The Portfolio’s Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and net asset value ("NAV") of the Portfolio's shares are determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily. The determination of the NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio's securities. Although not part of the Adviser's principal investment strategy, since the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio's portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio's portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the adviser or sub-adviser may need to price the security using the Portfolio's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolio’s NAV is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, shares of the Portfolio are sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder's account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the life insurance policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in good order. All requests received in good order, which typically requires an account number and other identifying information, by the participating life insurance company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

The Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered only to the separate accounts of the participating life insurance company and its affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor" rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the variable insurance contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

The Defined Shield Index Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm the Portfolio’s shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolio is designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Portfolio’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolio is not able to identify market timing transactions by individual variable insurance contract holders. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company's administrative policies. The Portfolio has entered into an information sharing agreement with the insurance company that uses the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio's shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an "indirect intermediary"), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio's ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distribution Fees: The Trust, with respect to the Portfolio, has adopted the Trust's Master Distribution and Shareholder Servicing Plan (the "Plan") to compensate certain entities for distribution and marketing services and for servicing shareholder accounts with respect to the Defined Shield Index Portfolio. Fees paid under the Plan may not exceed 0.25% annually of the Portfolio's average daily net assets. The distribution and service fees are paid out of the assets of the Portfolio on an ongoing basis and will increase the cost of your investment over time.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Portfolio may make payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and sales-related costs. In addition, the Adviser may pay additional compensation, out of the Adviser's own assets, to its affiliates Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, certain other insurance companies and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser. Such payments will not increase Portfolio expenses. The firms to which these payments may be made are determined by the Adviser. These payments may provide an incentive, in addition to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolio or cooperate with other promotional efforts.

Householding: To reduce expenses, we may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-866-667-0564 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Trust may consist of more than one portfolio. The Portfolio will vote separately on matters relating solely to that portfolio or which affects that portfolio differently. However, all shareholders will have equal voting rights on matters that affect all portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio's fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Defined Shield Index Portfolio’s financial performance for the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment if all dividends and distributions). This information for the Portfolio has been derived from the financial statements audited by Cohen Fund Audit Services, Ltd., the Portfolio’s independent registered public accounting firm, whose report, along with the Portfolio's financial statements, are included in the Portfolio’s December 31, 2015 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

JNF Exceed Defined Shield Index Portfolio (formerly the “JNF SSGA Retirement Income Portfolio” and formerly the “JNF Retirement Income Portfolio”)

	Year Ended December 31, 2015	Period Ended December 31, 2014(1)

Net asset value, beginning of period	$10.61	$10.00
Activity from investment operations:
Net investment income (2)	0.16	0.30
Net realized and unrealized gain (loss) on investments (3)	(0.72)	0.31
Total from investment operations	(0.56)	0.61

Less distributions from:
Net investment income	(1.07)	-
Net realized gains	(0.49)	-
Total distributions	(1.56)	-

Net asset value, end of period	$8.49	$10.61

Total return (4)	(5.01)%	6.10%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$1,137	$8,246

Ratios of expenses to average net assets (5)	1.00%	1.00%	(6)

Ratios of expenses to average net assets before waivers (5)	2.42%	2.07%	(6)

Ratios of net investment income to average net assets after waivers(7)	1.53%	3.46%	(6)

Ratios of net investment income to average net assets before waivers(7)	0.10%	2.38%	(6)

Portfolio Turnover Rate (8)	81%	93%	(8)

(1)	The JNF SSgA Retirement Income Portfolio commenced operations on March 5, 2014.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(4)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Does not include the expenses of the investment companies in which the Portfolio invests.
(6)	Annualized.
(7)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(8)	Not annualized.

PRIVACY NOTICE

Rev. February 2014

WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

  Social Security number and wire transfer instructions
  account transactions and transaction history
  investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

◻open an account or deposit money

◻direct us to buy securities or direct us to sell your securities

◻seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

◻sharing for affiliates' everyday business purposes – information about your creditworthiness.

◻affiliates from using your information to market to you.

◻sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ◻Northern Lights Variable Trust doesn't share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◻Northern Lights Variable Trust doesn't share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◻Northern Lights Variable Trust doesn't jointly market.

JNF Exceed Defined Shield Index Portfolio

Adviser	JNF Advisors, Inc. 10350 Ormsby Park Place Louisville, Kentucky 40223	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Primary Sub-Adviser	Exceed Advisory LLC 28 West 44 Street, 16th Floor New York, NY 10036	Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
Sub-Adviser	First Principles Capital Management, LLC 140 Broadway, 21st Floor New York, NY 10005	Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, OH 44115
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated February 22, 2016 (the "SAI"). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust's policies and management. Additional information about the Portfolio’s investments will also be available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-866-667-0564. The Portfolio does not currently have a website. You may also write to:

JNF Portfolios

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21853

Statement of Additional Information
February 22, 2016

JNF Exceed Defined Shield Index Portfolio

a series of the Northern Lights Variable Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Portfolio’s Prospectus dated February 22, 2016. You can obtain a copy of the Prospectus without charge by contacting Jefferson National Financial Corp. at 866-667-0561.

TABLE OF CONTENTS

PORTFOLIO HISTORY

INVESTMENT RESTRICTIONS

INVESTMENT STRATEGIES

TEMPORARY DEFENSIVE POSITIONS

PORTFOLIO TURNOVER

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

SECURITIES TRANSACTIONS

CONTROL PERSONS AND PRINCIPAL OWNERS

MANAGEMENT

PORTFOLIO MANAGERS

OTHER SERVICE PROVIDERS

PLAN OF DISTRIBUTION

ADMINISTRATIVE SERVICES LETTER AGREEMENT

TRUSTEES AND OFFICERS OF THE TRUST

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIO

ANTI-MONEY LAUNDERING PROGRAM

PROXY VOTING SUMMARY

DISCLOSURE OF THE PORTFOLIO’S HOLDINGS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DESCRIPTION OF SHARES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL

FINANCIAL STATEMENTS

APPENDIX A - DISCRIPTION OF BOND RATINGS

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

PORTFOLIO HISTORY

The JNF Exceed Defined Shield Index Portfolio (the “Defined Shield Index Portfolio” or the “Portfolio”) is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 23, 2005 (the “Trust”). The Portfolio’s portfolio name and objective was modified as of February 1, 2016, and the strategy of the Portfolio was modified accordingly, as described in the Portfolio’s Prospectus. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges. Each share of the Trust is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolio is a non-diversified series of the Trust. The Portfolio’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new portfolio under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

JNF Advisors, Inc. (the "Adviser") serves as investment adviser to the Portfolio. Exceed Investments LLC (“Primary Sub-Adviser”) is the sub-adviser for the Defined Shield Index Portfolio. First Principles Capital Management, LLC (“Sub-Adviser”) (together with the Primary Sub-Adviser, the “Sub-Advisers”) is the sub-adviser for the Defined Shield Index Portfolio.

Shares of the Portfolio are offered to a participating insurance company in order to fund certain of their separate accounts used to support variable annuity contracts and variable life insurance policies (the “Contracts”). Although not currently doing so, the Portfolio also may serve as an investment medium for qualified pension and retirement plans outside of the separate account context. The rights of the insurance company holding Trust shares for a separate account are different from the rights of the owner of a Contract. The terms “shareholder” or “shareholders” in this SAI shall refer to the participating insurance company, and not to any Contract owner.

The Trust serves as the underlying investment medium for sums invested in Contracts issued by and Jefferson National Life Insurance Company of New York, and other participating insurance companies. Each of Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York (as applicable, “Jefferson National”), which is affiliated with the Adviser and, therefore, indirectly affiliated with the Trust, offers the Portfolio through variable life insurance policies and variable annuities it issues. Trust shares are not offered directly to and may not be purchased directly by members of the public.

For a description of the methods used to determine the share price and value of the Fund’s assets, see "Purchase and Redemption of Shares" in the Portfolio’s Prospectus and "Net Asset Values of the Shares of the Portfolio" in this Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolio and their activities. These are fundamental policies and may not be changed without the approval of the holders of a “majority” of the outstanding shares of the Portfolio affected. Under the 1940 Act, the vote of such a “majority” means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of the holders of a “majority” of the outstanding shares of such Portfolio.

The Portfolio may not (except as noted):

1.	Purchase securities on margin or sell securities short, except that Portfolios engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that the Portfolio may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;
2.	Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Portfolio may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts;
3.	Borrow money or pledge, mortgage, or assign assets, except that the Portfolio may: (a) borrow from banks, but only if immediately after each borrowing it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of the Portfolio’s assets);
4.	Underwrite securities of other issuers;
5.	With respect to 75 percent of its total assets, invest more than 5 percent of its assets in the securities of one issuer if thereafter the Portfolio in question would have more than 5 percent of its assets in the securities of any issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);
6.	Invest in securities of a company for the purpose of exercising control or management;
7.	Participate on a joint, or on a joint and several basis, in any trading account in securities;
8.	Invest in the securities of issuers in any one industry if thereafter more than 25 percent of the assets of the Portfolio in question would be invested in securities of issuers in that industry; investing in cash items (including time and demand deposits such as certificates of deposit of domestic banks), U.S. Government securities, or repurchase agreements as to these securities, shall not be considered investments in an industry;
9.	Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate interests therein;
10.	Lend any of its assets except to purchase or hold money market instruments permitted by its investment objective and policies; or
11.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Portfolio. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined therein, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus, the Defined Shield Index Portfolio may:

•	Invest in zero coupon securities and payment-in-kind securities.
•	Invest in equity and debt securities of foreign issuers, including non-U.S. dollar–denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. See “Description of Securities and Investment Techniques” below for further information.

Rating Agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. The Board of Trustees has designated Moody’s, Standard & Poors (“S&P”), Fitch Ratings ("Fitch") and Dunn & Bradstreet.("D&B"). The Board of Trustees must assess at least annually the reliability of NRSROs it has designated. Appendix A to this SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P, D&B and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

TEMPORARY DEFENSIVE POSITIONS

When unusual market or other conditions warrant, the Portfolio may temporarily depart from its investment objective. In assuming a temporary defensive position, the Portfolio may invest in money market instruments without limit.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2014, the Defined Shield Index Portfolio’s portfolio turnover rate was 93%. For the fiscal year ended December 31, 2015, the Defined Shield Index Portfolio’s portfolio turnover rate was 81%.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to the Portfolio all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to the Portfolio and their risks are described in greater detail below.

The investment objectives of the Portfolio are not fundamental. Unless specifically designated otherwise, all investment policies and practices described in this SAI are not fundamental, meaning that the Trust’s Board may change them without shareholder approval.

The following discussion describes in greater detail different types of securities and investment techniques used by the individual Portfolio, as well as the risks associated with such securities and techniques.

U.S. Government Securities and Securities of International Organizations

The Portfolio may invest in U.S. Government securities. U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

The Portfolio may purchase obligations issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the “World Bank”), which are not U.S. Government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

Municipal Obligations

The Portfolio may invest in Municipal Obligations. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

Common Stocks and Other Equity Securities

The Defined Shield Index Portfolio may invest in Common Stocks and other Equity Securities. Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Stocks of companies that are not expected to experience significant earnings growth, but are believed by an investor to be undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If an investor’s assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the investor has placed on it.

Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Small and Medium Capitalization Companies

The Defined Shield Index Portfolio may invest in securities issued by small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. If the Portfolio makes large sales of such securities, the Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, if the Portfolio invests in such securities, then an investment in the Portfolio may be subject to greater price fluctuations than an investment in a portfolio that invests primarily in larger, more established companies. The Sub-Advisers’ research efforts may also play a greater role in selecting securities for the Portfolio than in a portfolio that invests primarily in larger, more established companies.

Preferred Stock

The Defined Shield Index Portfolio may invest in Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

Debt Securities

The Portfolio may each invest in U.S. dollar–denominated corporate debt securities of domestic issuers.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated Baa or BBB (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest or interest at a rate contingent upon some other factor, such as price of some commodity. These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security’s governing instrument.

Below Investment Grade Securities

In General. The Portfolio may invest in below investment grade securities. Below investment grade securities (commonly known as “junk bonds”) are securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. As discussed below, these risks are significantly greater in the case of below investment grade securities.

Below investment grade securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline, and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn, or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Portfolio’s net asset value.

Payment Expectations. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Portfolio may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.

Liquidity and Valuation. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact the Portfolio's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio’s portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

Convertible Securities

The Defined Shield Index Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on the Portfolio’s ability to achieve its investment objective.

Mortgage-Backed Securities

The Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are interests in “pools” of mortgage loans made to residential home buyers including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see “Mortgage Pass-Through Securities,” below). The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities. These are securities representing interests in “pools” of mortgages in which periodic payments of both interest and principal on the securities are made by “passing through” periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, (“Ginnie Mae”)), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Ginnie Mae Certificates. Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. Ginnie Mae certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

Fannie Mae and Freddie Mac Mortgage-Backed Obligations. Fannie Mae, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. Fannie Mae guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. Fannie Mae also issues REMIC certificates, which represent interests in a trust funded with Fannie Mae certificates. REMIC certificates are guaranteed by Fannie Mae and not by the full faith and credit of the U.S. Government.

Freddie Mac, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. Freddie Mac guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with Ginnie Mae certificates, the actual maturity of and realized yield on particular Fannie Mae and Freddie Mac pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations and Mortgage-Backed Bonds. The Portfolio may purchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations (“CMOs”) or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with Ginnie Mae certificates and Fannie Mae and Freddie Mac pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. If new types of mortgage-related securities are developed and offered to other types of investors, investments in such securities will be considered.

Risks of Mortgage-Backed Securities. Mortgage pass-through securities, such as Ginnie Mae certificates or Fannie Mae and Freddie Mac mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

Asset-Backed Securities

The Defined Shield Index Portfolio may purchase asset-backed securities. Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

Zero Coupon Bonds

The Tactical Allocation Portfolio may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

The original issue discount on zero coupon bonds must be included in the Portfolio’s income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, the Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Portfolio’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to the Portfolio and when the Portfolio would not otherwise choose to dispose of the assets.

Pay-In-Kind Bonds

The Tactical Allocation Portfolio may invest in pay-in-kind bonds. These bonds pay “interest” through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date and the Portfolio may obtain no return at all on its investment if the issuer defaults.

The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, the Portfolio most likely will be required to distribute income accrued with respect to these securities, even though the Portfolio has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Collateralized Bond Obligations

A collateralized bond obligation (“CBO”) is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed-income securities. The pool of high yield securities is separated into “tiers” representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

Eurodollar and Yankee dollar Obligations

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankee dollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

Foreign Securities

The Defined Shield Index Portfolio may invest in equity securities of foreign issuers.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit the Portfolio to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign and domestic exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Tactical Allocation Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. The Tactical Allocation Portfolio generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.

There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. The Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Portfolio or its investors in all cases.

ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts (“EDRs”) are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

Restricted Securities, 144A Securities and Illiquid Securities

The Defined Shield Index Portfolio may invest in restricted securities such as private placements, and in 144A securities. Once acquired, restricted securities may be sold by the Portfolio only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (“1933 Act”). If sold in a privately negotiated transaction, the Portfolio may have difficulty finding a buyer and may be required to sell at a price that is less than anticipated. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers and qualified purchasers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

The Portfolio may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Portfolio’s assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. If the Portfolio exceeds the 15% limitation, that Portfolio will take immediate steps to reduce its position in illiquid securities.

When-Issued and Delayed Delivery Securities

The Portfolio may purchase securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. The Trust bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time the Trust makes a commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the net asset value of the Portfolio in question. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with the investment objective and policies of the respective Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities of the Portfolio in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. The Portfolio may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Trust’s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

Variable and Floating Rate Securities

The Portfolio may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.

Banking Industry and Savings Industry Obligations

The Portfolio may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Defined Shield Index Portfolio may invest in obligations of foreign branches of domestic commercial banks and foreign banks so long as the securities are U.S. dollar–denominated. The Tactical Allocation Portfolio may also invest in these types of instruments, but such instruments will not necessarily be U.S. dollar–denominated. See “Foreign Securities” below for information regarding risks associated with investments in foreign securities.

The Portfolio will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard & Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Adviser, similar credit-worthiness to institutions having outstanding securities so rated;

2. In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Standard and Poor’s Depositary Receipt (SPDRs)

The Portfolio may purchase securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. Such a SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

Repurchase Agreements and Reverse Repurchase Agreements

The Portfolio may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, the Portfolio purchases U.S. Treasury obligations or U.S. Government securities (the “underlying securities”) from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Portfolio. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Portfolio would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the credit-worthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A reverse repurchase agreement involves the temporary sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. Such agreements are short-term in nature. The Portfolio will segregate cash or liquid securities to cover payment obligations whenever it enters into reverse repurchase agreements. Such transactions may be considered to be borrowings.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Portfolio sells a fixed-income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, the Portfolio will segregate cash or liquid securities whenever it enters into mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Portfolio’s fundamental policies concerning borrowings.

Warrants

The Defined Shield Index Portfolio may invest in warrants. Each of these Portfolio may invest up to 5 percent of its net assets in warrants (not including those that have been acquired in units or attached to other securities), measured at the time of acquisition, and each such Portfolio may acquire a warrant not listed on the New York or American Stock Exchanges if, after such acquisition, no more than 2 percent of the Portfolio’s net assets would be invested in such warrants.

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio would lose its entire investment in such warrant.

Step Down Preferred Securities

Step down preferred securities are issued by a real estate investment trust (“REIT”) making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer’s equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

Futures Contracts

The Defined Shield Index Portfolio may engage in futures contracts and may purchase and sell interest rate futures contracts. These Portfolio may purchase and sell stock index futures contracts, interest rate futures contracts, and futures contracts based upon other financial instruments and components. The Tactical Allocation Portfolio may also engage in gold and other precious metals futures contracts. Such investments may be made by the Portfolio solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held in the Portfolio or in which the Portfolio intends to purchase, and not for purposes of speculation.

General Description of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where the Portfolio has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

At the time the Portfolio enters into a futures contract, an amount of cash, or liquid securities equal to the fair market value less initial margin of the futures contract, will be deposited in a segregated account with the Trust’s custodian to collateralize the position and thereby ensure that such futures contract is covered. The Portfolio may be required to deposit additional assets in the segregated account in order to continue covering the contract as market conditions change. In addition, the Portfolio will comply with certain regulations of the Commodity Futures Trading Commission (“CFTC”) to qualify for an exclusion from being a “commodity pool operator”.

Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

The Portfolio may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive securities being held by the Portfolio. The Portfolio might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

The Portfolio would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Portfolio to give up income on its investment since long-term rates normally exceed short-term rates.

Options on Futures Contracts. The Portfolio may purchase options on interest rate futures contracts, although the Portfolio will not write options on any such contracts. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, the Portfolio would close out its position before expiration by an offsetting purchase or sale.

The Portfolio would enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which the Portfolio would use put and call options on debt securities, as described in “Options on Securities” below.

NON DIVERSIFICATION

The Portfolio is non-diversified and, therefore, may invest in a limited number of issuers. Investing in a limited number of issuers may cause the Portfolio to be more volatile and increase the risk of investing in the Portfolio.

REGULATION AS A COMMODITY POOL OPERATOR

The Trust, on behalf of the Portfolio, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the Portfolio’s operation. Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

Stock Index Futures Contracts. The Portfolio may purchase and sell stock index futures contracts. A “stock index” assigns relative values to the common stocks included in an index (for example, the Standard & Poor’s 500 and Composite Stock Price Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of the Portfolio correspond to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

1.	When a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

a. Forego possible appreciation,

b. Create a situation in which the securities would be difficult to repurchase, or

c. Create substantial brokerage commission;

2.	When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is determined to be a substantial risk of a major price decline before liquidation can be completed; or
3.	To close out stock index futures purchase transactions.

The purchase of a stock index futures contract (“long hedge”) affords a hedge against the possibility of not participating in a significant market or market sector advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1.	If the Portfolio is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or
2.	To close out stock index futures sales transactions.

Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect the Portfolio against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Portfolio’s return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit-worthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

The Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade. The Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, excluding transactions entered into for bona fide hedging purposes and less the amount by which any such positions are “in-the-money” (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Portfolio’s net assets.

Options on Securities and Securities Indices

The Defined Shield Index Portfolio may purchase put and call options on securities and stock indices. The Portfolio may also write listed “covered” calls and “secured” put options. The Portfolio may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

Purchasing Options on Securities. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. The Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by the Portfolio would enable the Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

The Portfolio may purchase call options on securities to protect against substantial increases in prices of securities which the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.

Writing Covered Call and Secured Put Options. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolio may write “covered” call and “secured” put options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice from Options Clearing Corporation (“OCC”) if exchanged traded requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In order to earn additional income or to protect partially against increases in the value or securities to be purchased, the Portfolio may write “secured” put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

The Portfolio may write a call or put option only if the call option is “covered” or the put option is “secured” by the Portfolio. Under a covered call option, the Portfolio is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, the Portfolio must maintain, in a segregated account with the Trust’s custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Portfolio holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Options on Securities Indices. The Portfolio may purchase call and put options on securities indices. Call and put options on securities indices also may be purchased or sold by the Portfolio for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolio may write put and call options on securities indices. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash or liquid securities to cover payment obligations, or the Portfolio must purchase a like option of greater value that will expire no earlier than the option written. The purchase of such options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

There also can be no assurance that the Portfolio would be able to liquidate an over-the-counter (“OTC”) option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees the completion of every exchange-traded option, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Portfolio originally purchased the option.

Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Foreign Currency Transactions

The Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio may engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. The Portfolio will purchase and sell such contracts for hedging purposes and not as an investment. The Portfolio will not enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges. The Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a foreign currency futures or forward currency position, in which case the Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolio values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies

The Portfolio may invest up to 5 percent of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. The Portfolio may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Portfolio may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will purchase only exchange-traded foreign currency options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

Segregation and Cover for Options, Futures and Other Financial Instruments

The use of the financial instruments discussed above, i.e., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, “Financial Instruments”), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the CFTC.

The Portfolio is required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). No Portfolio will enter into such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Securities Lending

The Portfolio may lend securities to purchase or hold money market instruments permitted by the Portfolio’s investment objectives and policies. The Portfolio will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3 percent of the Portfolio’s total assets. The Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolio seeks to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.

Borrowing

For temporary purposes, such as to facilitate redemptions, the Portfolio may borrow money from a bank, but only if immediately after each such borrowing the Portfolio would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio’s net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio’s shares. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolio may pledge up to 100% of its assets as may be required by lenders.

The use of derivatives in connection with leverage may create the potential for significant losses. As a manner of fundamental policy, the Portfolio may (1) borrow money from banks, and (2) enter into reverse repurchase agreements, provided that (1) and (2) in combination do not exceed 33 1/3 of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings). Additionally, the Portfolio’s may borrow from any person up to 5 percent of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments).

Investment in Securities of Other Investment Companies

The Portfolio may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) the investment in all investment companies does not exceed 10 percent of assets. The Portfolio will comply with all of these limitations with respect to the purchase of securities issued by other investment companies, unless an exemption from the requirements is available.

Investment companies in which the Portfolio may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in the Portfolio that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Portfolio. The percentage limitations described above significantly limit the costs the Portfolio may incur in connection with such investments.

Closed-End Investment Companies. The Portfolio may invest their assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Sub-Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts.  An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index.   The Portfolio may use ETFs as part of an overall investment strategy and as part of a hedging strategy.  To offset the risk of declining security prices, the Portfolio may invest in inverse ETFs.  Inverse ETFs are funds designed to rise in price when stock prices are falling.  Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based.  Inverse ETF index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis.  For example, if an inverse ETF’s current benchmark is 200% of the inverse of the Russell 2000 Index and the ETF meets its objective, the value of the ETF will tend to increase on a daily basis when the value of the underlying index decreases (e.g., if the Russell 2000 Index goes down 5% then the inverse ETF’s value should go up 10%).  ETFs generally have two markets.  The primary market is where institutions swap “creation units” in block-multiples of a large number of shares (e.g. 50,000 shares) for in-kind securities and cash in the form of dividends.  The Portfolio does not anticipate trading in creation units.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated.  ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETFs in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolio believes that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

The Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. ETFs also are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Because the value of ETF shares depends on the demand in the market, the Sub-Adviser may not be able to liquidate holdings at the most optimal time, adversely affecting the Portfolio’s performance.

Variable Rate Demand Notes

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Portfolio treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

SECURITIES TRANSACTIONS

The Adviser, Primary Sub-Adviser, and Sub-Adviser place orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser, Primary Sub-Adviser, and Sub-Adviser. The Portfolio does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser, Primary Sub-Adviser, and Sub-Adviser in their best judgment and in a manner deemed to be in the best interest of the Portfolio rather than by any formula.

The Adviser, Primary Sub-Adviser, and Sub-Adviser seek “best execution” for all portfolio transactions. This means that the Adviser, Primary Sub-Adviser, and Sub-Adviser seek the most favorable price and execution available. The Portfolio may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser, Primary Sub-Adviser, and Sub-Adviser take into account factors such as size of the order, the difficulty of execution, the efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker. The Adviser, Primary Sub-Adviser, and Sub-Adviser may pay a higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser, Primary Sub-Adviser, and Sub-Adviser may also give consideration to research services furnished to the Adviser, Primary Sub-Adviser, or Sub-Adviser by broker-dealers and may cause the Portfolio to pay these brokers a higher amount of commission or spread than may be charged by other broker-dealers. Research services may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the Adviser, Primary Sub-Adviser, or Sub-Adviser uses the research to manage all client accounts. Therefore, commission dollars spent for research generally benefit all of the Adviser’s, Primary Sub-Adviser’s, or Sub-Adviser’s clients and the Portfolio’s investors, although a particular client may not benefit from all the research received on each occasion. The Adviser, Primary Sub-Adviser, and Sub-Adviser do not reduce their fees because the Adviser, Primary Sub-Adviser, and Sub-Adviser receives research.

For the fiscal year ended December 31, 2014, the Defined Shield Index Portfolio paid brokerage commissions of approximately $20,187. For the fiscal year ended December 31, 2015, the Defined Shield Index Portfolio paid brokerage commissions of approximately $3,405.

CONTROL PERSONS AND PRINCIPAL OWNERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Portfolio.

As of January 29, 2016, the following separate accounts owned 5% or more of the outstanding shares of the Portfolio.

JNF Exceed Defined Shield Index Portfolio

Name & Address	Shares	Percentage of Portfolio
Jefferson National Insurance Co. 10350 Ormsby Park Place Suite 600 Louisville, KY 40223	133,855	100.00%

As of January 29, 2016, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

MANAGEMENT

The Adviser

JNF Advisors, Inc., a Delaware company serves as the Portfolio’s investment adviser pursuant to an investment advisory agreement with the Trust, on behalf of the Portfolio (the “Advisory Agreement”). Under the Advisory Agreement, provides a continuous investment program for all or a designated portion of the assets of the Portfolio, including investment research and discretionary management with respect to all securities and investments and cash equivalents in the Portfolio.

The Adviser is a registered investment adviser located at 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Companyand Jefferson National Life Insurance Company of New York, each of which sells variable products that offer the Portfolio. As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.50% of the average daily net assets of the Defined Shield Index Portfolio. The Adviser pays the Primary Sub-Adviser a portion of this fee, as detailed below. The Advisory Agreement for the Defined Shield Index Portfolio was approved by the Board at a meeting held on February 25-26, 2014.

The Adviser has contractually agreed, through April 30, 2017, to waive its investment advisory fees and/or reimburse the Portfolio to the extent that the ratio of expenses (excluding any front-end or contingent deferred loads; brokerage fees and commissions, indirect expenses associated with the Fund’s investments (such as acquired fund fees and expenses, or expenses of any other underlying investments in collective investment vehicles or derivative instruments), borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) to net assets on an annual basis exceeds 1.25% for the Portfolio. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Portfolio operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Portfolio’s and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio (within the three years after the fees have been waived or reimbursed) to the extent such recoupment can be achieved within the expense limits existing at the time of the waiver and at the time of the repayment.

For the Fiscal year ended December 31, 2014, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Defined Shield Index Portfolio	$23,046	$49,635	$0

For the Fiscal year ended December 31, 2015, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Defined Shield Index Portfolio	$22,954	$65,517	$0

The Sub-Advisers

On October 29, 2007, the SEC issued a “Managers of Managers" exemptive order (the "Order") under Section 6(c) of the 1940 Act granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act. Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval. Pursuant to the terms of the Manager of Managers Order, the Adviser may, subject to the approval of the Trustees, but without shareholder approval, employ new sub-advisers for new or existing Portfolios, change the terms of particular sub-advisory agreements or continue the employment of existing sub-advisers after events occur that would otherwise cause a termination of the agreement under the 1940 Act and sub-advisory agreements. However, the Adviser may not enter into a sub-advisory agreement with an "affiliated person" of the Adviser (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Sub-Adviser"), unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of sub-advisory agreements, shareholders of the Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority outstanding voting securities of the Portfolio.

The Adviser may retain one or more sub-advisers, to provide investment advisory and portfolio management services with respect to the Portfolio, at the Adviser’s own cost and expense. When a sub-adviser is retained, the Adviser will provide to the Trust investment management evaluation services by performing initial reviews of prospective sub-advisers and ongoing supervision and monitoring of performance for each sub-adviser. The Adviser will report to the Board of Trustees the results of its evaluation, supervision and monitoring functions.

On November 17, 2015, the Board approved a Sub-Advisory Agreement with Exceed Investments, located at 28 West 44th Street, NY, NY., as well as a Sub-Advisory agreement with First Principles Capital Management, located at 140 Broadway, 21st Floor
New York, NY 10005. The Adviser, not the Portfolio, pays the sub-advisory fees to the Primary Sub-Adviser, and the Primary Sub-Adviser, not the Portfolio, pays the sub-advisory fees to the Sub-Adviser. The Primary Sub-Adviser will provide the day-to-day management for the Portfolio, including managing the fixed income portion of the Portfolio before the Portfolio has achieved significant scale, and the Sub-Adviser will provide the day-to-day management of the fixed income portfolio of the Portfolio once the Portfolio has achieved significant scale. The Board’s deliberations regarding the sub-advisory agreements will be made available in the Portfolio’s next annual or semi-annual report.

PORTFOLIO MANAGERS

The following provides further information for those individuals that are primarily responsible for the day-to-day management of the Portfolio. Experience and business background for the Portfolio manager may be found in the Prospectus under the section “Portfolio Managers.”

JNF Exceed Defined Shield Index Portfolio

The Fund’s portfolio managers are Joseph Halpern and Mark G. Alexandridis. As of October 30, 2015, the portfolio managers were responsible for the management of the following types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Joseph Halpern
Registered Investment Companies	1	$7.6	1	$7.2

  *in millions

Account Type	Number of Accounts by Account Type	Total Assets By Account Type*	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee*
Mark Alexandridis
Registered Investment Companies	None
Other Pooled Investment Vehicles	4	$1,460	1	$246
Other Accounts	34	$1,340

 *in millions

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Portfolio. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees - the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another.

The Adviser, Primary Sub-Adviser, and Sub-Adviser have adopted certain compliance procedures, which are designed to address these types of conflicts. The Adviser, Primary Sub-Adviser, and Sub-Adviser have developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. The Adviser’s, Primary Sub-Adviser’s, and Sub-Adviser’s policies and procedures address trade aggregation and allocation. Typically when aggregating trades across funds and/or other accounts, the size of the trade for each fund and/or other account is determined by proportional size of the fund and/or other account and such determination is made pre-trade. Moreover, in aggregated trades each fund and/or other account receives the average share price and transaction costs are shared on a pro-rata basis. Additionally, given the nature of the Adviser’s, Primary Sub-Adviser’s, and Sub-Adviser’s investment process and their Funds and/or other accounts, the Adviser’s, Primary Sub-Adviser’s, and Sub-Adviser’s investment management team services are typically applied collectively to the management of all the Funds and/or other accounts following the same strategy. Compensation of the Adviser’s, Primary Sub-Adviser’s, and Sub-Adviser’s portfolio management teams are not based solely upon performance of the portion of the Funds managed by the Adviser, Primary Sub-Adviser, and Sub-Adviser. Fund performance is not a determinative factor in compensation, as it might encourage investment decisions deviating from a Fund’s mandate. To mitigate the potential for conflict to have a team member favor one Fund over another Fund and/or other account, the Adviser, Primary Sub-Adviser, and Sub-Adviser have established procedures, including policies to monitor trading and best execution for all funds and/or other accounts. There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

Compensation to Mr. Halpern for his services to the Portfolio will be allocated out of the Primary Sub-Adviser’s income, which is net revenue minus the Primary Sub-Adviser’s expenses. Mr. Halpern will not receive a performance fee for his services to the Portfolio.

The Sub-Adviser will be compensated directly from the advisory fee payable to the Primary Sub-Adviser. Compensation for partners of the Sub-Adviser is determined by overall profitability of the firm and the contribution of each partner. Compensation is comprised of a base salary and year-end discretionary bonus. Sub-Adviser does not tie compensation of portfolio managers to specific performance benchmarks for any managed account or fund.

Ownership

As of the date of this SAI, none of the Portfolio Managers beneficially owned any shares of the Portfolio.

Code of Ethics.  The Trust and Adviser have each adopted a Code of Ethics of (hereinafter “Code”) pursuant to Rule 17j-1 promulgated by the SEC pursuant to Section 17(j) of the 1940 Act and under the Insider Trading and Securities Fraud Enforcement Act of 1988 (the “Insider Trading Act Under the Trust’s Code, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Code, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

The Primary Sub-Adviser and the Sub-Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Adviser and the Sub-Advisers. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Portfolio, subject to certain limitations. The Trust’s Code of Ethics prohibits such personnel from trading in Shares while in possession of material non-public information regarding the operating activities of the Portfolio.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolio pursuant to a Fund Services Agreement (the "Agreement") with the Portfolio and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolio. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on February 23, 2011 and remained in effect for two years from the applicable effective date for the Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board. The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement. The Agreement was last approved and renewed by the Board at a meeting held on June 19, 2013.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring the Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to the Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting the Portfolio's independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolio; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting the Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

GFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolio’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

GFS also, acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to written agreement with Portfolio. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the Administrative, Fund Accounting, and Transfer Agency services rendered to the Funds by GFS, the Fund pays GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pays GFS for any out-of-pocket expenses. The following table sets forth the amount of administration, fund accounting and transfer agency fees paid by the Portfolio to GFS during the periods shown:

	2014	2015
Defined Shield Index Portfolio	$9,871	$3,936

Custodian. Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as Custodian of the assets of the Portfolio.

Compliance Officer. Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act.  For the compliance services rendered to the Portfolio, the Portfolio pays NLCS a one-time fee of $2,500, plus an annual fee, based on Portfolio assets, ranging from $13,500 (net assets of $50 million or less) to $31,500 (net assets over $1 billion).  The Portfolio also pays NLCS for any out-of-pocket expenses. The following table sets forth the amount of compliance services fees paid by the Portfolio to NLCS during the periods shown:

	2014	2015
Defined Shield Index Portfolio	$1,791	$898

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, Ltd., serves as the Portfolio’s independent registered public accounting firm.

PLAN OF DISTRIBUTION

The Trust has adopted a Distribution Plan (the “Plan”) with respect to the Defined Shield Index Portfolio, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, the Portfolio may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders of that class. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. The Plan authorizes payments of up to 0.25 percent annually of the average daily net assets of each of the Defined Shield Index Portfolio.

In accordance with the terms of the Plan, the Adviser provides to the Portfolio, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

The Plan was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Trustees believe that there is a reasonable likelihood that the Plan will benefit the Portfolio and its current and future shareholders. Among the anticipated benefits are higher levels of sales and lower levels of redemptions of shares of the Portfolio, economies of scale, reduced expense ratios and greater portfolio diversification.

 For the fiscal year ended December 31, 2014, the Defined Shield Index Portfolio paid $11,523 in distribution/12b-1 fees related to the Plan. For the fiscal year ended December 31, 2014, the Portfolio paid the following allocated distribution fees:

Defined Shield Index Portfolio - Total Dollars Allocated
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	None
Payment to dealers	$11,523
Compensation to sales personnel	None
Other	None
Total	$11,523

For the fiscal year ended December 31, 2015, the Defined Shield Index Portfolio paid $11,477 in distribution/12b-1 fees related to the Plan. For the fiscal year ended December 31, 2015, the Portfolio paid the following allocated distribution fees:

Defined Shield Index Portfolio - Total Dollars Allocated
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	None
Payment to dealers	$11,477
Compensation to sales personnel	None
Other	None
Total	$11,477

ADMINISTRATIVE SERVICES LETTER AGREEMENT

The Trust has entered into an Administrative Services Letter Agreement (the “Services Agreement”) with Jefferson National Life Insurance Company (the “Company”), pursuant to which the Company can be compensated for providing certain administrative services to the Trust and the Portfolio, including but not limited to: periodic reporting to the Trust regarding owners of Contracts that hold interests in each Account as defined in the Insurance Company Participation Agreement between the Company and the Trust (the “Participation Agreement”); distribution of materials to Contract owners indirectly invested in the Portfolio, including annual and semi-annual shareholder reports, prospectuses quarterly account statements and other shareholder communications, proxy statements and other proxy materials; solicitation of Contract owner voting instructions and tabulation of the same; provision of telephone inquiry support and other personal services (as defined in FINRA Rule 2830(d)) to Contract owners invested in the Funds; transmission of purchase and redemption requests to the Trust’s transfer agent; preparation and providing of reports to third-party reporting services; relieve the Trust of other incidental administrative services generally provided by mutual funds to their shareholders by providing the same to Contract owners; and such other administrative support to the Trust as mutually agreed upon from time to time between the Trust and the Company.

Payments under the Services Agreement may serve to compensate the Company, in whole or in part, for certain obligations under the Participation Agreement. The Trust may enter into similar services agreements with other insurance companies with which it enters into an insurance company participation agreement.

The Services Agreement was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Services Agreement, cast in person at a meeting called for the purpose of voting on the same. The Trustees believe that there is a reasonable likelihood that the Services Agreement will benefit the Portfolio and its current and future shareholders. The Services Agreement shall remain in full force and effect for a period of one year and shall be automatically renewed thereafter for successive one-year periods. Letter agreements shall terminate automatically upon termination of the corresponding participation agreement.

Other Revenue Sharing

The Adviser may pay additional compensation, out of the Adviser’s own assets, to Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York (as applicable “Jefferson National”) and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser. Such payments will not increase any Portfolio’s Net Expenses as defined in the section “Fees and Expenses” in the Portfolio’s Prospectus. The firms to which these payments may be made are determined by the Adviser. These payments may provide an incentive, in additional to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolio or cooperate with other promotional efforts.

TRUSTEES AND OFFICERS OF THE TRUST

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of seven (7) individuals, six (6) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl, five (5) additional Independent Trustees, and one (1) Interested Trustee. Andrew Rogers, the Interested Trustee, is the Chief Executive Officer of Gemini Fund Services, LLC, and President of the Trust. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, served or has served as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner ("CFP"), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. Mark H. Taylor, has over two decades of academic and professional experience in the accounting and auditing areas, has Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards. Andrew Rogers has more than 20 years of experience in the financial services industry and has served as the President of the Trust since 2006. Mr. Rogers is also currently the Chief Executive Officer of Gemini Fund Services, LLC. Prior to joining Gemini Fund Services, LLC, he served in executive roles at J.P. Morgan Chase and Co. and Alliance Capital Management Holdings L.P. as Financial Reporting Manager. Mr. Rogers holds a Bachelor of Science in Accounting. Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate. Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	122

Two Roads Shared Trust

(since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	122	Schroder Global Series Trust (since 2012); Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	109	AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Greenwich Advisers Trust (2007- February 2011); Global Real Estate Fund (2008-2011); The World Funds Trust (2010-2013); Northern Lights Variable Trust (since 2006)
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	109	AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); CLA Strategic Allocation Fund (since 2014)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	143	Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	143	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (2007-2012); Northern Lights Fund Trust III (since 2012); Northern Lights Variable Trust (since 2007)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers*** 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, Blu Giant, LLC (2004 - 2011).	109	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC; (2003-2011); In-house Counsel, The Dreyfus Funds (1999 - 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust II (“NLFT II”), Northern Lights Fund Trust III (“NLFT III”), Northern Lights Fund Trust IV (“NLFT IV”), the Northern Lights Variable Trust (“NLVT”) and Two Roads Shared Trust.

*** Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit committee operates pursuant to an Audit Committee Charter. The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. In addition, The Audit Committee is responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held thirteen meetings.

Compensation

Effective January 1, 2015, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $7,875 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Previously, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust received a quarterly fee of $5,162.50. In addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $1,725 and the Audit Committee Chairman receives a quarterly fee of $862.50.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2015.  Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust ***	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex**** Paid to Directors
Anthony J. Hertl	$37,463	None	None	$185.000
Gary Lanzen	$30,375	None	None	$150,000
Mark H. Taylor	$35,438	None	None	$236,000
John V. Palancia	$30,375	None	None	$214,000
Andrew Rogers*	None	None	None	None
Mark D. Gersten**	$30,375	None	None	$150,000
Mark Garbin**	$30,375	None	None	$150,000

* This Trustee is deemed to be an “interested person” as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

**Elected as a Trustee in September 2013.

*** There are currently multiple series comprising the Trust. Trustees’ fees are allocated equitably among the series in the Trust.

**** The term “Fund Complex” includes the Northern Lights Fund Trust, Northern Lights Fund Trust III and the Northern Lights Variable Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2015.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	None
Gary Lanzen	None	None
John V. Palancia	None	None
Andrew Rogers*	None	None
Mark Taylor	None	None
Mark D. Gersten	None	None
Mark Garbin	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant).

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees. The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio’s Transfer Agent has established reasonable anti-money laundering procedures, has reported suspicious and/or fraudulent activity and has completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING SUMMARY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolio to the Adviser or a sub-adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser or a sub-adviser vote proxies received in a manner consistent with the best interests of the respective Portfolio and its shareholders. The Policies also require the Adviser or sub-adviser to present to the Board, at least annually, the Adviser’s or sub-adviser’s Proxy Policies and a record of each proxy voted on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Adviser or sub-adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s or sub-adviser’s interests and the Portfolio’s interests, the Adviser or sub-adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser or sub-adviser will abstain from voting the securities held by that client’s account. Copies of each sub-adviser's proxy voting policies are attached hereto under Appendix B.

More information. Information regarding how the Portfolio voted proxies relating to securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling Jefferson National Financial Corp. at 866-667-0561; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Trust's proxy voting policies and procedures are also available by contacting Jefferson National Financial Corp. at 866-667-0561 and will be sent within three business days of receipt of a request.

DISCLOSURE OF THE PORTFOLIO’S HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, The Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

The Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolio's portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR, Form N-Q or Form N-MFP. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•	The Adviser or Sub-Advisers. Personnel of the Adviser or a sub-adviser, including personnel responsible for managing the Portfolio’s portfolio, may have full daily access to the Portfolio's portfolio holdings because that information is necessary in order for the Adviser or Sub-Advisers to provide their management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser or sub-adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s holdings because that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	Fifth Third Bank. Fifth Third Bank is the custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio's holdings because that information is necessary in order for them to provide the agreed-upon services for the Portfolio.
•	Cohen Fund Audit Services, Ltd. Cohen Fund Audit Services, Ltd. is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the Portfolio’s holdings in connection with auditing of the Portfolio's annual financial statements and providing assistance and consultation in connection with SEC filings.
•	Thompson Hine LLP. Thompson Hine LLP is counsel to the Portfolio; therefore, its personnel have access to the Portfolio’s holdings in connection with the review of the Trust's annual and semi-annual shareholder reports and SEC filings.
•	Blank Rome LLP. Blank Rome LLP is counsel to the Trust’s Independent Trustees; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Portfolio’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures. The Portfolio’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Owners of variable contracts invested in the Portfolio will not receive directly any dividends or other distributions from the Trust or the Portfolio. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

It is the Portfolio’s intention to distribute sufficient net investment income to avoid the imposition of federal income tax on the Portfolio. The Portfolio also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of the Portfolio, consists of all dividends and/or interest received less its estimated expenses (including fees payable to the Adviser). The Tactical Allocation Portfolio is also required to include in its taxable income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the Portfolio receives no interest payment on the securities during the year. Similarly, that Portfolio must include in its taxable income each year any interest on payment-in-kind securities in the form of additional securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Internal Revenue (the “Code”), that Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash the Portfolio actually receives. Those distributions will be made from the Portfolio’s cash assets or the proceeds from sales of portfolio securities, if necessary.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Dividends from the Defined Shield Index Portfolio will be declared and reinvested quarterly in additional full and fractional shares of the Defined Shield Index Portfolio. However, the Trustees may decide to declare dividends at other intervals.

Distributions of the Portfolio’s net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term gains, and net realized gains from foreign currency transactions, if any, is declared and paid to its shareholders annually. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the insurance company separate accounts.

The Portfolio of the Trust is treated as a separate corporation for federal income tax purposes and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). As such, the Portfolio will not be subject to federal income tax on the part of its net investment income and net realized capital gains that it distributes to shareholders. To qualify for treatment as a “regulated investment company,” the Portfolio must, among other things, derive at least 90 percent of its gross income for each taxable year from dividends, interest and gains from the sale or other disposition of securities.

Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code. To qualify as a regulated investment company, the Portfolio must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from the Tactical Allocation Portfolio’s investments in certain commodities-related investments may cause the Tactical Allocation Portfolio not to qualify as a regulated investment company. The Tactical Allocation Portfolio may invest up to 25% of its total assets in one or more ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Income from QPTPs is generally qualifying income. If an ETP fails to qualify as a QPTP, the income generated from the Tactical Allocation Portfolio’s investment in the ETP may not be qualifying income. The Tactical Allocation Portfolio will only invest in such an ETP if it intends to qualify as a QPTP, but there is no guarantee that each such ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of such ETPs as QPTPs. If the Tactical Allocation Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to shareholders.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price. As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of the Portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the day of valuation on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded on NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indexes. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, each Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process. This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that a Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820"). In accordance with ASC 820, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Portfolio's investments relating to ASC 820. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the New York Stock Exchange will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares. Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares. The Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times when:

(a) the NYSE is closed, other than customary weekend and holiday closings;

(b) trading on that exchange is restricted for any reason;

(c) an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the “SEC” (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of the Portfolio’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Portfolio after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement. In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by Section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement places certain limitations on the assets of each insurance company separate account, and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 The Portfolio has selected Cohen Fund Audit Services, Ltd., located at 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, as its independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio, 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report for the Defined Shield Index Portfolio (Formerly know as JNF SSgA Retirement Income Portfolio) for the fiscal year ended December 31, 2015. You can obtain a copy of the Annual Report without charge by calling Jefferson National Financial Corporation at 866-667-0561.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•             SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•             SP-2 Satisfactory capacity to pay principal and interest.

•             SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•             MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•             MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•             MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•             MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

Proxy Voting Policy – Primary Sub-Adviser

EXCEED ADVISORY LLC PROXY VOTING AND CLASS ACTIONS

As a general matter, because we do not invest in equities, we would rarely, if ever, be in a position to vote proxies. To the extent we are eligible to vote proxies, we have adopted the following proxy voting policies.

Notice and Delivery

Exceed will instruct its custodian(s) to deliver any proxy materials to the firm for those portfolio assets not subject to the proxy voting policies of a sub-adviser.

Recordkeeping, Rule 206(4)-6 and Form N-PX

The CCO is responsible for retaining records of any proxy voting by Exceed as required by SEC Rule 206(4)-6. In addition, the CCO will retain the following records necessary for the Fund to file Form N-PX and will coordinate annual delivery of the records with the Fund’s administrator.

• The issuer of the portfolio security;

• The exchange ticker symbol of the portfolio security;

• The CUSIP number for the portfolio security;

• The shareholder meeting date;

• A brief description of each matter voted on;

• Whether the matter was proposed by the issuer or by a security holder;

• Whether Exceed cast its vote on the matter;

• How Exceed cast its vote (e.g., for or against the proposal, abstain, etc.);

• Whether Exceed cast its vote for or against management.

Client Access to Proxy Voting Information

Clients can obtain information from Exceed about how any particular proxies have been voted by contacting the Chief Compliance Officer. All requests for information regarding a particular proxy must be in writing and will be retained by the CCO in the Compliance files.

Proxy Voting Guidelines and Process for Voting

Exceed maintains a policy of voting proxies in a way that, in Exceed’s opinion, best serves the interest of its clients (or in the best interests of the Fund’s shareholders, as applicable) in their capacity as shareholders (or others having voting rights in a particular instance) of a company. As an investment manager, Exceed is primarily concerned with meeting the objectives of its clients and, as is consistent with those objectives and related restrictions, maximizing the value of its clients’ investment portfolios. Exceed normally votes in support of company management, but votes against proposals that Exceed believes would have a material negative impact on the value of its clients’ holdings.

Any proxies received will be reviewed by the Investment Committee. The Investment Committee will vote after considering the existence of any material conflicts of interest, whether the firm has materially accurate information, and the guidelines below. The examples below are provided to give a general indication as to how Exceed would vote proxies on certain issues. However, these examples do not address all potential voting issues or the intricacies that may surround individual proxy votes. For these reasons, actual proxy votes may differ from the guidelines presented here. In all cases, C-1 the Investment Committee’s eventual vote will be determined by the Investment Committee’s assessment of what best serves the interest of its clients (or the Fund’s shareholders) in a given situation.

Exceed will general vote to Approve the following, provided Exceed’s obligation to vote in the best interests of its clients (or Fund shareholders) is met:

Routine proposals that do not change the structure, bylaws or operations of the issuer to the detriment of the shareholders. Given the routine nature of these proposals, the Adviser will nearly always vote with management. Traditionally these proposals include:

• Election of auditors recommended by board of directors (unless seeking to replace because there is a dispute over policies);

• Amend bylaws/articles of incorporation to bring in line with changes in local laws and regulations;

• Election of members of an issuer’s board of directors, except if there is a proxy fight; date and place of annual meeting; ratification of directors’ actions on routine matters since previous annual meeting;

• Limitation of directors’ liability, provided however, that proposals providing for the indemnification of directors and or officers shall be evaluated and voted on a case-by- case basis after evaluating applicable laws and extent of protection required;

• Elimination of preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management’s ability to raise new capital. However, Exceed will oppose the elimination of limited preemptive rights, i.e., on proposed issues representing more than an acceptable level of total dilution;

• Employee stock purchase plan;

• Establish 401(k) Plan.

Exceed will generally vote to Oppose the following, provided Exceed’s obligation to vote in the best interests of its clients (or Fund shareholders) is met:

Exceed will generally vote against any proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. These sorts of proposals would include proposals relating to anti-takeover measures, such as:

• Proposals to limit the ability of shareholders to call special meetings;

• Proposals to require super majority votes;

• Proposals requesting excessive increases in authorized common or preferred stock where management provides no explanation for the need or use of capital stock;

• Proposals permitting “green mail”;

• Proposals providing for cumulative voting rights

The Investment Committee will review the following proposals on a case-by-case basis to determine what decision best meets Exceed’s obligation to vote in the best interests of its clients (or of the Fund’s shareholders):

• Proposals to stagger board members’ terms;

• Proposals relating to eliminating mandatory director retirement policies; C-2

• Proposals to pay directors solely in equity of the issuer; proposals related to board member compensation;

• Proposals to rotate annual meeting location / date;

• Proposals regarding option and stock grants to management and directors;

• Proposals requesting approval for new and amended stock-based compensation plans;

• Proposals regarding executive compensation plans;

• Proposals for changes to specific accounting policies Class Actions

Exceed has contracted with the Funds’ custodian to administer class actions on behalf any Fund advised by Exceed.

Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.
(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Equity and Balanced , and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(d)(2)	Sub-Advisory Agreement between JNF Advisors, Inc. and Chicago Equity Partners, LLC with respect to the JNF Equity and Balanced Portfolios, was filed on February 4, 2008 as Exhibit (d)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(5)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio and ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(d)(6)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on April 25, 2012 as Exhibit (d)(14) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC is filed herewith.
(d)(11)	Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. is filed herewith.
(d)(12)	Form of Investment Advisory Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio and Al Frank Asset Management, Inc. (the Innealta Capital division), was filed on October 9, 2012 as Exhibit (d)(12) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(13)	Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp. is filed herewith.
(d)(14)	Form of Investment Advisory Agreement between the Registrant, with respect to CAM Hedge VIT Fund and Commerce Asset Management, LLC was filed on February 20, 2013 as Exhibit (d)(14) to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between the Registrant, with respect to BTS Tactical Fixed Income VIT Fund and BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (d)(15) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(16)	Co-Investment Advisory Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (d)(16) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(17)	Form of Investment Advisory Agreement between the Registrant, with respect to the Even Keel Premium Income Fund and Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (d)(17) to Post-Effective Amendment No.92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(18)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Managed Risk Flex ETF Portfolio and ValMark Advisers, Inc. was filed on May 22, 2013 as Exhibit (d)(18) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(19)	Form of Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Flex ETF Portfolio was filed on May 22, 2013 as Exhibit (d)(19) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to JNF SSgA Retirement Income Portfolio and JNF Advisors, Inc. was filed on March 3, 2014 as Exhibit (d)(20) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(21)	Sub-Advisory Agreement between JNF Advisors, Inc. and SSgA Funds Management, Inc. with respect to JNF SSgA Retirement Income Portfolio was filed on March 3, 2014 as Exhibit (d)(21) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(22)	Investment Advisory Agreement between the Registrant, with respect to JNF Dynasty Liquid Alternatives Portfolio and JNF Advisors, Inc. was filed on January 5, 2015 as Exhibit (d)(22) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(23)	Sub-Advisory Agreement between JNF Advisors, Inc. and Dynasty Wealth Management, LLC with respect to JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (d)(23) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(24)	Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC is filed herewith.
(d)(25)	Advisory Fee Waiver between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twleve Advisors, LLC was filed on May 19, 2015 as Exhibit (D)(25) to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(26)	Sub-Advisory Agreement between JNF Advisors, Inc. and First Principles Capital Management, LLC with respect to JNF/Exceed Structured Note Index Strategy Portfolio to be filed by subsequent amendment.
(d)(27)	Sub-Advisory Agreement between JNF Advisors, Inc. and Exceed Advisory, LLC with respect to JNF/Exceed Structured Note Index Strategy Portfolio to be filed by subsequent amendment.
(e)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)	Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. was filed on October 9, 2012 as Exhibit (g)(4) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(4) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(5)	Expense Limitation Agreement between the Registrant; with respect to JNF SSgA Tactical Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio; and JNF Advisors, Inc. is filed herewith.
(h)(6)	Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC is filed herewith.
(h)(7)	Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(8)(1)	Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(9)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(9)(1)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(2)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(4)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(5)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(6)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(10)	Participation Agreement between the Registrant, with respect to Adaptive Allocation portfolio and Power Income VIT, and Midland National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)	Participation Agreement between the Registrant, with respect to Power Income VIT and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)(1)	Form of Participation Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11)(1) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)	Form of Participation Agreement between the Registrant, with respect to Power Income VIT and Security Benefit Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(12) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)(1)	Form of Participation Agreement between the Registrant, with respect to Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and Security Benefit Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(12)(1) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(13)	Form of Participation Agreement between the Registrant, with respect to Power Income VIT Fund, BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio, BCM Decathlon Aggressive Portfolio, Mainer Hyman Beck Portfolio, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio and Jefferson National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(13) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on April 25, 2012 as Exhibit (d)(14) to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(16)	Form of Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on April 21, 2014 as Exhibit (d)(16) to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(17)	Form of Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 30, 2014 as Exhibit (h)(17) to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement, and is hereby incorporated by reference...
(h)(18)	Form of Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio and Al Frank Asset Management, Inc. (the Innealta Capital division), was filed on April 22, 2014 as Exhibit (h)(18) to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement, and is hereby incorporated by reference..
(h)(20)	Form of Expense Limitation Agreement between the Registrant, with respect to the Leader Short-Term Bond Portfolio and Leader Capital Corp., was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(21)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC was filed on October 9, 2012 as Exhibit (h)(21) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(22)	Form of Expense Limitation Agreement between the Registrant, with respect to the CAM Hedge VIT Fund, and Commerce Asset Management, LLC, was filed on February 20, 2013 as Exhibit (h)(22) to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(23)	Form of Expense Limitation Agreement between the Registrant, with respect to the BTS Tactical Fixed Income VIT Fund, and BTS Asset Management, Inc., was filed on April 16, 2014 as Exhibit (h)(23) to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(24)	Form of Expense Limitation Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC, and Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (h)(24) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(25)	Form of Expense Limitation Agreement between the Registrant, with respect to Changing Parameters Portfolio and Changing Parameters, LLC was filed on April 15, 2014 as Exhibit (h)(25) to Post-Effective Amendment No.109 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to JNF Advisors, Inc. and JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (h)(26) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(i)(1)	Opinion was filed on March 3, 2014 as Exhibit (i) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(i)(2)	Consent of Counsel is filed herewith.
(j)(1)	Powers of Attorney for Anthony J. Hertl, Gary Lanzen, Mark H. Taylor, John Palancia, Mark D. Gersten, Mark Garbin, Andrew Rogers and Kevin Wolf was filed on September 27, 2013 as Exhibit (j)(1) to Post-Effective Amendment No.102 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(2)	Consent of Independent Auditor to be filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)	Rule 12b-1 Plan was filed on June 5, 2009 as Exhibit (m) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Astor Long/Short ETF Portfolio was filed on May 24, 2011 as Exhibit (m) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Power Income VIT Fund was filed on April 3, 2012 as Exhibit (m) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio was filed on October 9, 2012 as Exhibit (m) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Leader Short-Term Bond Portfolio was filed on October 9, 2012 as Exhibit (m) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include CAM Hedge VIT Fund, BTS Tactical Fixed Income VIT Fund, Even Keel Premium Income Fund, Probabilities VIT Fund and TOPS® Managed Risk Flex ETF Portfolio was filed on April 3, 2013 as Exhibit (m) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include JNF SSgA Retirement Income Portfolio was filed on March 3, 2014 as Exhibit (m) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include JNF Dynasty Liquid Alternatives and share classes 2, 3, and 4 of the 7Twelve Balanced Portfolio was filed on October 20, 2014 as Exhibit (m) to Post-Effective Amendment No.124 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include 3Twelve Total Bond Portfolio was filed on January 5, 2015 as Exhibit (m) to Post-Effective Amendment No.128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(n)

Rule 18f-3 Plan was filed on April 18, 2011 as Exhibit (n) to Post-Effective Amendment No.33 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 18f-3 Plan to include Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation and Leader Short-Term Bond Portfolio was filed on October 9, 2012 as Exhibit (n) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

Updated Form of Rule 18f-3 Plan to include CAM Hedge VIT Fund, BTS Tactical Fixed Income VIT Fund, Probabilities VIT Fund, Even Keel Premium Income Fund and TOPS® Managed Risk Flex ETF Portfolio was filed on April 3, 2013 as Exhibit (m) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference. An updated 18f-3 Plan to include share classes 1, 2, 3, and 4 of 7Twelve Balanced Portfolio was filed on January 5, 2015 as Exhibit (m) to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(1)	Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(2)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(3)	Code of Ethics of Chicago Equity Partners, LLC was filed on March 2, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(4)	Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)	Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(6)	Code of Ethics of ValMark Advisers, Inc. was filed on October 9, 2012 as Exhibit (p)(6) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(7)	Code of Ethics of Milliman, Inc. was filed on October 9, 2012 as Exhibit (p)(7) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(8)	Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(9)	Code of Ethics of 7Twelve Advisors, LLC was filed on November 1, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(10)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on October 9, 2012 as Exhibit (p)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(11)	Code of Ethics of RJO Investment Management, LLC was filed on October 9, 2012 as Exhibit (p)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(12)	Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(13)	Code of Ethics of Al Frank Asset Management, Inc. (the Innealta Capital division) was filed on October 9, 2012 as Exhibit (p)(13) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(14)	Code of Ethics of Leader Capital Corp. was filed on October 16, 2012 as Exhibit (d)(13) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(15)	Code of Ethics of Commerce Asset Management, LLC was filed on April 30, 2013 as Exhibit (p)(15) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(16)	Code of Ethics of BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (p)(16) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(17)	Code of Ethics of Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (p)(17) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(18)	Code of Ethics of Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (p)(18) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(19)	Code of Ethics of SSgA Funds Management, Inc. was filed on March 3, 2014 as Exhibit (p)(19) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(20)	Code of Ethics of Dynasty Wealth Management, LLC was filed on March 20, 2015 as Exhibit (p)(20) to Post-Effective Amendment No.128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(21)	Code of Ethics of Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (p)(21) to Post-Effective Amendment No.140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(22)	Code of Ethics of First Principles Capital Management, LLC to be filed by subsequent amendment.
(p)(23)	Code of Ethics of Exceed Advisory, LLC to be filed by subsequent amendment.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.    None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of JNF Advisors, Inc.,  the Adviser to the JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Chicago Equity Partners, LLC,  the Sub-Adviser to the JNF Equity Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Chicago Equity Partners, LLC is incorporated by reference to Form ADV filed by Chicago Equity Partners, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57280).

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC,  the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC,  the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Astor Asset Management, LLC, the Adviser to Astor Long/Short ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of RJO Investment Management, LLC, the Adviser to Mariner Hyman Beck Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of RJO Investment Management, LLC is incorporated by reference to Form ADV filed by RJO Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71417).

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., Inc, the Adviser to Power Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., Inc. is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-27959).

Certain information pertaining to the business and other connections of Al Frank Asset Management, Inc. (the Innealta Capital division), the Adviser to Innealta Capital Country Rotation Portfolio and Innealta Capital Sector Rotation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Al Frank Asset Management, Inc. (the Innealta Capital division). is incorporated by reference to Form ADV filed by Al Frank Asset Management, Inc. (the Innealta Capital division). with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-30528).

Certain information pertaining to the business and other connections of Leader Capital Corp., the Adviser to Leader Short-Term Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Leader Capital Corp. is incorporated by reference to Form ADV filed by Leader Capital Corp. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56684).

Certain information pertaining to the business and other connections of Commerce Asset Management, LLC, the Adviser to CAM Hedge VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Commerce Asset Management, LLC is incorporated by reference to Form ADV filed by Commerce Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-72903).

Certain information pertaining to the business and other connections of BTS Asset Management, Inc., the Adviser to BTS Tactical Fixed Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner BTS Asset Management, Inc. is incorporated by reference to Form ADV filed by BTS Asset Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-14895).

Certain information pertaining to the business and other connections of Probabilities Fund Management, LLC, a Co-Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Co-Advisers” and to the section of the Statement of Additional Information captioned “Investment Co-Advisers”. The information required by this Item 26 with respect to each director, officer or partner Probabilities Fund Management, LLC is incorporated by reference to Form ADV filed by Probabilities Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-77947).

Certain information pertaining to the business and other connections of Princeton Fund Advisors, LLC, a Co-Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Co-Advisers” and to the section of the Statement of Additional Information captioned “Investment Co-Advisers”. The information required by this Item 26 with respect to each director, officer or partner Princeton Fund Advisors, LLC is incorporated by reference to Form ADV filed by Princeton Fund Advisors, LLC , with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-72525).

Certain information pertaining to the business and other connections of Milliman Financial Risk Management LLC, the Adviser to Even Keel Premium Income Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Milliman Financial Risk Management LLC is incorporated by reference to Form ADV filed by Milliman Financial Risk Management LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-73056).

Certain information pertaining to the business and other connections of SSgA Funds Management, Inc. the Sub-Adviser to JNF SSgA Retirement Income Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of SSgA Funds Management, Inc. is incorporated by reference to Form ADV filed by SSgA Funds Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60103).

Certain information pertaining to the business and other connections of Dynasty Wealth Management, LLC the Sub-Adviser to JNF Dynasty Liquid Alternatives Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Dynasty Wealth Management, LLC is incorporated by reference to Form ADV filed by Dynasty Wealth Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71301).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Vertical Capital Income Fund, Texas Tomorrow Fund II (currently known as the Texas Tuition Promise Fund), Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, CLA Strategic Allocation Fund, Forefront Income Trust, Princeton Private Equity Fund, GL Beyond Income Fund, and Neiman Funds.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, CEO, Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 80 Arkay Drive, Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, provides custodian services to JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio and JNF Dynasty Liquid Alternatives Portfolio pursuant to a Custody Agreement between Fifth Third and the Trust.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Balanced Portfolio, JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio

Chicago Equity Partners, LLC located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio.

Critical Math Advisors, LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM Capital Preservation ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Moderate Growth ETF Portfolio ,TOPSTM Growth ETF Portfolio, TOPSTM Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio.

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio and TOPS® Managed Risk Flex ETF Portfolio.

Astor Asset Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio.

Monte Capital Group LLC located at 11 Broadway, Suite 766, New York, NY 10004, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mariner Managed Futures Strategy Portfolio.

W.E Donoghue & Co., Inc. located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund.

Leader Capital Corp. located at 1750 SW Skyline Blvd. Suite 204, Portland, OR 97221, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Leader Short-Term Bond Portfolio.

Commerce Asset Management, LLC located at 5050 Poplar Avenue, 20th Floor, Memphis, TN 38157, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to CAM Hedge VIT Fund.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA 02420, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to BTS Tactical Fixed Income VIT Fund.

Probabilities Fund Management, LLC located at 1665 Union Street, Suite A, San Diego, CA 92101, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Probabilities VIT Fund.

Milliman Financial Risk Management LLC located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Even Keel Premium Income Fund.

SSgA Funds Management, Inc. located at One Lincoln Street, Boston, MA 02111, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Balanced Portfolio and JNF SSgA Retirement Income Portfolio.

Dynasty Wealth Management, LLC located at 1350 Avenue of the Americas, 32nd Floor, New York, NY 10019, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Dynasty Liquid Alternatives Portfolio.

First Principles Capital Management, LLC located at 140 Broadway, 21st Floor, New York, NY 10005, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF/Exceed Structured Note Index Strategy Portfolio.

Exceed Advisory, LLC located at 28 West 44th Street, 16th Floor, New York, NY, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF/Exceed Structured Note Index Strategy Portfolio.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 1st day of February, 2016.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

/s/ Andrew Rogers

By:  Andrew Rogers, President,

Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia* John V. Palancia	Trustee	February 1, 2016
Gary Lanzen* Gary Lanzen	Trustee	February 1, 2016
Anthony Hertl* Anthony Hertl	Trustee	February 1, 2016
Mark Taylor* Mark Taylor	Trustee	February 1, 2016
Mark D, Gersten* Mark D. Gersten	Trustee	February 1, 2016
Mark Garbin* Mark Garbin	Trustee	February 1, 2016
/s/ Andrew Rogers* Andrew Rogers	President, Principal Executive Officer and Trustee	February 1, 2016
/s/ Kevin Wolf* Kevin Wolf	Treasurer and Principal Accounting Officer	February 1, 2016

By:

/s/ James P. Ash Date: February 1, 2016

James P. Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 7, 2011, January 19, 2012 and September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45 and which are hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC	(d)(10)
Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc.	(d)(11)
Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp.	(d)(13)
Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC	(d)(24)
Expense Limitation Agreement between the Registrant; with respect to JNF SSgA Tactical Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio; and JNF Advisors, Inc.	(h)(5)
Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC	(h)(6)
Consent of Counsel	(i)(2)
Consent of Auditor	(j)(2)